Income taxes - Schedule of Income Tax Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 31,892,785	$ 91,953,099	$ 41,981,391
Deferred	170,924,088	(26,969,516)	6,242,079
Total income taxes	$ 202,816,873	$ 64,983,583	$ 48,223,470